CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2015	Dec. 31, 2014
Priority share
Preferred share, par value (in euros per share)	€ 1	€ 1
Preferred share, share authorized	1	1
Preferred share, share issued	1	1
Preferred share, share outstanding	1	1
Preference shares
Preferred share, par value (in euros per share)	€ 0.01	€ 0.01
Preferred share, share authorized	1,000,000,001	1,000,000,001
Preferred share, share issued	0	0
Preferred share, share outstanding	0	0
Class A
Ordinary shares, par value (in euros per share)	€ 0.01	€ 0.01
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	282,161,148	267,970,405
Ordinary shares, shares outstanding	271,356,566	255,592,322
Treasury shares	10,804,582	12,378,083
Class B
Ordinary shares, par value (in euros per share)	€ 0.10	€ 0.10
Ordinary shares, shares authorized	61,295,523	71,870,411
Ordinary shares, shares issued	47,895,605	62,051,348
Ordinary shares, shares outstanding	47,895,605	62,051,348
Class C
Ordinary shares, par value (in euros per share)	€ 0.09	€ 0.09
Ordinary shares, shares authorized	61,295,523	71,870,411
Ordinary shares, shares issued	12,000,000	8,919,063
Ordinary shares, shares outstanding	0	0